Dividends	12 Months Ended
Jan. 31, 2019
Text Block [Abstract]
Dividends

7. Dividends

The Common Stock, Junior Preferred and the Redeemable Preferred do not accrue any dividends.

From and after the date of the issuance of a share of Senior A Preferred, dividends accrue at the rate per annum of 8% of the Senior A Preferred Original Issue Price on each such share of Senior A Preferred (the “Accruing Dividends”). From and after the date of the issuance of a share of Senior B Preferred, dividends accrue at the rate per annum of 8% of the Senior B Preferred Original Issue Price on each such share of Senior B Preferred. Accruing Dividends accrue, whether or not declared, compound annually and are cumulative; provided, however, that the Accruing Dividends are subject to adjustment as set forth below. The Accruing Dividends are payable only upon occurrence of certain events, including a voluntary or involuntary liquidation, dissolution or winding up of the Company, a deemed liquidation event, a redemption of the Senior Preferred or upon a Qualified IPO of the Company.

The Accruing Dividends payable may be adjusted as follows: (a) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be greater than or equal to 4.5 times the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then no Accruing Dividends would be paid with respect to such share of Senior Preferred; (b) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be less than or equal to 3.5 times the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then 100% of the Accruing Dividends would be paid with respect to such share of Senior Preferred; and (c) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be greater than 3.5 times and less than 4.5 times (such applicable multiple, the “Special Multiple”) the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then the amount of the aggregate Accruing Dividends paid with respect to such share of Senior Preferred would equal the product of (a) the Applicable Difference and (b) an amount equal to 100% of the Accruing Dividends (prior to giving effect to any adjustment). The “Applicable Difference” means an amount equal to the difference between 4.5 times and the Special Multiple.

Cumulative undeclared dividends totaled $8,997 and $14,837 at January 31, 2018 and January 31, 2019, respectively.

(e) Redemption

Shares of Senior Preferred shall be redeemed by the Company out of funds lawfully available therefore at a price per share equal to the greater of (i) the fair market value of the Senior Preferred as of the redemption date and (ii) the Senior Preferred Original Issue Price, together with any other dividends declared but unpaid thereon, and any Accruing Dividends accrued by unpaid thereon (the “Senior Preferred Redemption Price”), in three annual installments commencing 60 days after receipt by the Company at any time on or after October 27, 2021, from the holders of at least a majority of the then outstanding shares of Senior Preferred, of written notice requesting redemption of all (but not less than all) shares of Senior Preferred. In addition, if at any time the Company (i) becomes legally insolvent or (ii) defaults on any outstanding debt which is material to the Company which such default results in an acceleration of such debt, the Board of Directors shall cause the Company to take all reasonable action to redeem the Senior Preferred at the Senior Preferred Redemption Price within one hundred and twenty (120) days after written notice from the holders of at least a majority of the then outstanding shares of Senior Preferred.

Effective only after the shares of Senior Preferred have been redeemed or with the express written consent of the holders of a majority of the then outstanding shares of Senior Preferred, shares of Junior Preferred and Redeemable Preferred shall be redeemed by the Company out of funds lawfully available therefor at a price per share equal to the Junior Preferred Original Issue Price, together with any other dividends declared but unpaid thereon, or Redeemable Preferred Original Issue Price, respectively, in three annual installments commencing 60 days after receipt by the Company at any time on or after October 27, 2021, from the holders of at least a majority of the then outstanding shares of Junior Preferred, of written notice requesting redemption of all (but not less than all) shares of Junior Preferred and Redeemable Preferred.

The carrying values of the Senior Preferred are being accreted to their redemption values through January 31, 2019. The redemption values of the Senior Preferred are based on the estimated fair values at January 31, 2018 and 2019 because they are estimated to be greater than the original issuance price plus accrued dividends.